Earnings per share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Earnings per share
The following table summarises basic and diluted earnings per share calculations for the years presented:

	Year ended 31 December
	2023	2022	2021
Profit after taxes attributable to equity shareholders (€ million)	1,669	1,508	982
Basic weighted average number of Shares in issue(A) (million)	459	457	456
Effect of dilutive potential Shares(B) (million)	—	1	1
Diluted weighted average number of Shares in issue(A) (million)	459	458	457
Basic earnings per share(C) (€)	3.64	3.30	2.15
Diluted earnings per share(C) (€)	3.63	3.29	2.15
(A)As at 31 December 2023, 31 December 2022 and 31 December 2021, the Group had 459,200,818, 457,106,453 and 456,235,032 Shares, respectively, in issue and outstanding.
(B)For the years ended 31 December 2023, 31 December 2022 and 31 December 2021, no options to purchase Shares were excluded from the diluted earnings per share calculation. The dilutive impact of all outstanding options, unvested restricted stock units and unvested performance share units was included in the effect of dilutive securities.
(C)Basic and diluted earnings per share are calculated prior to rounding.